Liability under insurance contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Liability under insurance contracts [Abstract]
Policy reserve	₩ 53,391,401	₩ 52,086,132
Policyholder's equity adjustment	68,829	77,285
Total Insurance liabilities	₩ 53,460,230	₩ 52,163,417